Income taxes - FY (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of income tax expense
Current federal income tax expense					$ 12,163	$ 8,731	$ 3,840
Deferred federal income tax benefit					(879)	(2,231)	(4,004)
Income tax expense (benefit)	$ 4,112	$ 3,008	$ 9,940	$ 9,008	11,284	6,500	(164)
Federal income taxes paid					13,600	8,500	2,100
Current income taxes payable					600	2,000
Effective income tax rate reconciliation, amount [Abstract]
Income tax expense at federal income tax rate of 35%					11,745	6,815	4,236
Change in deferred tax valuation allowance					0	0	(4,251)
Tax-exempt investment income					(436)	(236)	(148)
Other					(25)	(79)	(1)
Income tax expense (benefit)	$ 4,112	$ 3,008	$ 9,940	$ 9,008	$ 11,284	$ 6,500	$ (164)
Federal income tax rate					35.00%